Interests in Unconsolidated Structured Entities - Summary of Unconsolidated Structured Entities and Nature of Risks (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Other financial assets	₩ 1,747,187	₩ 1,690,046
Joint ventures and associates	557,881	267,660
Real Estate Finance [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	2,004,869	1,595,895
Other financial assets	29,874	15,816
Joint ventures and associates	51,607	8,542
Total	81,481	24,358
Maximum loss exposure Investment assets	81,481	24,358
PEF &Investment Fund [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	4,380,534	4,060,992
Other financial assets	128,332	100,496
Joint ventures and associates	219,753	192,022
Total	348,085	292,518
Maximum loss exposure Investment assets	348,085	292,518
Cash deficiency support	29,130
Asset Securitization [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	2,152,412	2,562,931
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	8,537,815	8,219,818
Other financial assets	158,206	116,312
Joint ventures and associates	271,360	200,564
Total	429,566	316,876
Maximum loss exposure Investment assets	429,566	₩ 316,876
Cash deficiency support	₩ 29,130